(LOSS) INCOME PER SHARE (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to ordinary shareholders before change in redeemable noncontrolling interest	¥ (974,859,050)	$ (141,341,275)	¥ (411,234,755)	¥ 397,883,388
Change in redeemable noncontrolling interest	0	0	0	(1,190,122)
Net Income (Loss) Available to Common Stockholders, Basic	¥ (974,859,050)	$ (141,341,275)	¥ (411,234,755)	¥ 396,693,266
Denominator:
Weighted average number of shares outstanding, Basic	720,237,128	720,237,128	495,304,894	163,599,920
Weighted average number of shares outstanding, Diluted	720,237,128	720,237,128	495,304,894	163,599,920
Earnings per share, Basic | (per share)	¥ (1.35)	$ (0.20)	¥ (0.83)	¥ 2.42
Earnings per share, Diluted | (per share)	¥ (1.35)	$ (0.20)	¥ (0.83)	¥ 2.42